As filed with the Securities and Exchange Commission on December 23, 1998

                                                                     File Nos.
                                                                       2-10103
                                                                       811-334

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.  ______

   Post-Effective Amendment No.   88                          (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.   24                                         (X)

                              FRANKLIN EQUITY FUND
               (Exact Name of Registrant as Specified in Charter)

                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

         HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [x] on January 1, 1999 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities being Registered:
Shares of Common Stock:
      Franklin Equity Fund - Class A
      Franklin Equity Fund - Class B
      Franklin Equity Fund - Class C


The Registrant's Class A and C prospectus and statement of additional information dated November 1, 1998, as filed with the Securities and Exchange Commission under Form Type 497 on November 2, 1998 (File Nos. 02-10103 and 811-334) are hereby incorporated by reference.

    134 *P


                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                           Class C - Formerly Class II



                        SUPPLEMENT DATED JANUARY 1, 1999
                              TO THE PROSPECTUS OF
                              FRANKLIN EQUITY FUND
                             DATED NOVEMBER 1, 1998

The prospectus is amended as follows:

I. As of January 1, 1999, the fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The second paragraph on the cover of the prospectus is replaced with the following:

     This prospectus describes the fund's Class A, B and C shares. The fund currently offers another share class with a different sales charge and expense structure, which affects performance.

III. The section "Expense Summary" is replaced with the following:

     EXPENSE SUMMARY

     This table is designed to help you understand the costs of investing in the fund. It is based on the fund's historical expenses for the fiscal year ended June 30, 1998. The fund's actual expenses may vary.

                                                CLASS A1  CLASS B2   CLASS C1
     --------------------------------------------------------------------------

     A.  SHAREHOLDER TRANSACTION EXPENSES3
         Maximum Sales Charge
         (as a percentage of Offering Price)     5.75%      4.00%     1.99%
           Paid at time of purchase4             5.75%      None      1.00%
           Paid at redemption5                    None      4.00%     0.99%
         Exchange Fee (per transaction)6          None      None       None

     B.  ANNUAL FUND OPERATING EXPENSES
         (AS A PERCENTAGE OF AVERAGE NET
         ASSETS)
         Management Fees                         0.50%      0.50%     0.50%
         Rule 12b-1 Fees7                        0.21%      1.00%     1.00%
         Other Expenses                          0.19%      0.19%     0.19%
                                               --------------------------------
         Total Fund Operating Expenses           0.90%      1.69%     1.69%
                                               --------------------------------

     C. EXAMPLE

        Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in the fund.

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
         CLASS A                        $6628     $845       $1,045     $1,619
         CLASS B
           Assuming you sold your
           shares at the end of the
           period                       $572      $833       $1,118     $1,788 9

           Assuming you stayed in the
           fund                         $172      $533       $  918     $1,788 9
         CLASS C                        $368 10   $627       $1,009     $2,078

        THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended June 30, 1998. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
3. If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
4. There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
5. A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
6. There is a $5 fee for exchanges by Market Timers.
7. These fees may not exceed 0.25% for Class A and 1.00% for Class B and C. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
8. Assumes a Contingent Deferred Sales Charge will not apply.
9. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
10. For the same Class C investment, you would pay projected expenses of $270 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

IV. The following paragraph is added under "What Are the Risks of Investing in the Fund?":

     YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors the manager considers.

     The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

     If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

V.   In the section "Who Manages the Fund?",

     (a) the section "Year 2000 Issue" is replaced with the following:

     YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

     When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

     The manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and the manager may have no control.

     (b) the first sentence under "The Rule 12b-1 Plans" is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class.

     (c) and the following paragraphs are added to the section "The Rule 12b-1 Plans":

     Under the Class B plan, the fund pays Distributors up to 0.75% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

     The fund may also pay a servicing fee of up to 0.25% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

VI.  Under "How Is the Fund Organized?",

     (a) the first paragraph is replaced with the following:

     The fund is a diversified, open-end management investment company, commonly called a mutual fund. It was organized as a California corporation on August 30, 1984, and is registered with the SEC. The fund offers four classes of shares: Franklin Equity Fund - Class A, Franklin Equity Fund - Class B, Franklin Equity Fund - Class C and Franklin Equity Fund - Advisor Class. Additional classes of shares may be offered in the future.

     (b) and the following sentence is added:

     As of December 7, 1998, Franklin Templeton Growth Target Fund owned of record and beneficially more than 25% of the outstanding Advisor Class shares of the fund.

VII. The sections "Choosing a Share Class" and "Purchase Price of Fund Shares," found under "How Do I Buy Shares?", are replaced with the following:

     CHOOSING A SHARE CLASS

     Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

    CLASS A*                 CLASS B*                     CLASS C*
--------------------------------------------------------------------------------
   o Front-end sales       o No front-end sales         o Front-end sales
     charge of 5.75%         charge                       charge of 1%
     or less

   o Contingent            o Contingent Deferred        o Contingent Deferred
     Deferred Sales          Sales Charge of 4% or        Sales Charge of 1%
     Charge of 1% on         less on shares you           on shares you sell
     purchases of $1         sell within six years        within 18 months
     million or more
     sold within one
     year

   o Lower annual          o Higher annual              o Higher annual
     expenses than           expenses than Class A        expenses than Class A
     Class B or C due       (same as Class C) due        (same as Class B) due
     to lower Rule           to higher Rule 12b-1         to higher Rule 12b-1
     12b-1 fees              fees. Automatic              fees. No conversion to
                             conversion to Class A        Class A shares, so
                             shares after eight           annual expenses do not
                             years, reducing future       decrease.
                             annual expenses.

   o No maximum            o Maximum purchase           o Maximum purchase
     purchase amount         amount of $249,999. We       amount of $999,999.
                             invest any investment of     We invest any
                             $250,000 or more in          investment of $1
                             Class A shares, since        million or more in
                             a reduced front-end sales    Class A shares, since
                             charge is available          there is no front-end
                             and Class A's annual         sales charge available
                             expenses are lower.          and Class A's annual
                                                          expenses are lower.

     *Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999. Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Trust Company 403(b) plans, and Trust Company qualified plans with participant or earmarked accounts.

     PURCHASE PRICE OF FUND SHARES

     For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.

                                       TOTAL SALES CHARGE         AMOUNT PAID TO
                                       AS A PERCENTAGE OF         DEALER AS A
     AMOUNT OF PURCHASE            OFFERING          NET AMOUNT   PERCENTAGE OF
     AT OFFERING PRICE              PRICE             INVESTED    OFFERING PRICE
     --------------------------------------------------------------------------

     CLASS A
     Under $50,000               5.75%              6.10%         5.00%
     $50,000 but less than
     $100,000                    4.50%              4.71%         3.75%
     $100,000 but less than      3.50%              3.63%         2.80%
     $250,000
     $250,000 but less than      2.50%              2.56%         2.00%
     $500,000
     $500,000 but less than      2.00%              2.04%         1.60%
     $1,000,000
     $1,000,000 or more*         None               None          None

     CLASS B*                    None               None          None

     CLASS C
     Under $1,000,000*           1.00%              1.01%         1.00%

     *A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

VIII.In the section "Sales Charge  Waivers," found under "How Do I Buy Shares? -
     Sales Charge Reductions and Waivers,"

     (a) the first paragraph is replaced with the following:

     SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.

     (b) and the second waiver category is replaced with the following:

     2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

           If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will sell your Class A shares first, unless otherwise instructed.

           Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

           This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with proceeds from a money fund may be subject to a sales charge.

IX. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

     HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

     Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

     Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

     Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

X. The section "How Do I Buy Shares? - Other Payments to Securities Dealers" is replaced with the following:

     OTHER PAYMENTS TO SECURITIES DEALERS

     The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

     1.    Class A purchases of $1 million or more - up to 1% of the   amount
           invested.

     2.    Class B purchases - up to 4% of the amount invested.

     3.    Class C purchases - up to 1% of the purchase price.

     4. Class A purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers Retirement Plans" above - up to 1% of the amount invested.

     5. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

     6. Class A purchases by Chilean retirement plans - up to 1% of the amount invested.

     A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 3 or 6 above or a payment of up to 1% for investments described in paragraph 4 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

     FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

XI. The second and third paragraphs under "May I Exchange Shares for Shares of Another Fund?" are replaced with the following:

     If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

     Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class B or C shares.

XII. In the section "Contingent Deferred Sales Charge," found under "May I Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?",

     (a) the following sentence is added to the end of the first paragraph:

     The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.

     (b) and the third paragraph is replaced with the following:

     If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

XIII.The second and third items in the section "Exchange Restrictions," found under "May I Exchange Shares for Shares of Another Fund?", are replaced with the following:

        You may only exchange shares within the same class, except as noted below. If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

        Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

XIV. In the "By Phone" section of the chart under "How Do I Sell Shares?",

   (a) the first bulleted item is replaced with the following:

     If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

   (b) and the third bulleted item is deleted.

XV. In the section "Contingent Deferred Sales Charge," found under "How Do I Sell Shares?",

     (a) the following is added after the second paragraph:

     For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

                                               THIS % IS DEDUCTED FROM YOUR
     IF YOU SELL YOUR CLASS B SHARES           PROCEEDS AS A CONTINGENT
     WITHIN THIS MANY YEARS AFTER BUYING THEM  DEFERRED SALES CHARGE
     ------------------------------------------------------------------------
     1 Year                                    4
     2 Years                                   4
     3 Years                                   3
     4 Years                                   3
     5 Years                                   2
     6 Years                                   1
     7 Years                                   0

     (b) and the section "Waivers" is replaced with the following:

     WAIVERS. We waive the Contingent Deferred Sales Charge for:

     Account fees

     Sales of Class A shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors

     Redemptions by the fund when an account falls below the minimum required account size

     Redemptions following the death of the shareholder or beneficial owner

     Redemptions through a systematic withdrawal plan set up before February 1, 1995

     Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

     Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

     Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

     Returns  of  excess  contributions  (and  earnings,   if  applicable)  from
     retirement plan accounts

     Participant   initiated   distributions  from  employee  benefit  plans  or
     participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

XVI. The third paragraph under "What Distributions Might I Receive From the Fund?" is replaced with the following:

     Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

XVII.The  paragraph  following  distribution  option  3  in  the  section  "What
     Distributions Might I Receive From the Fund? - Distribution Options" is replaced with the following: Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

XVIII. Under "Transaction Procedures and Special Requirements,"

     (a) the section "Joint Accounts" is replaced with the following:

     JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

     Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

     (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

     (c) and the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

XIX. In the section "Services to Help You Manage Your Account - TeleFACTS(R),"

    (a) the third bulleted item is replaced with the following:

        exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

    (b) and the last sentence is replaced with the following:

    The code number is 134 for Class A, 334 for Class B and 234 for Class C.

XX.  In the "Useful Terms and Definitions" section,

     (a) the definition of "Class I, Class II and Advisor Class" is replaced with the following:

     CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The fund offers four classes of shares, designated "Class A," "Class B," "Class C" and "Advisor Class." The four classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

     (b) and the following definitions are revised:

     CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

     CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.

                 Please keep this supplement for future reference.

    134 *SA


                            SHARE CLASS REDESIGNATION
                            Effective January 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                           Class C - Formerly Class II


                        SUPPLEMENT DATED JANUARY 1, 1999
                   TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                              FRANKLIN EQUITY FUND
                             DATED NOVEMBER 1, 1998

The Statement of Additional Information is amended as follows:


I. As of January 1, 1999, the fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II.  The first sentence of the second paragraph on the cover is revised to read:

     This SAI describes the fund's Class A, B and C shares.

III. The following is added to the "Officers and Directors" section:

     As of December 7, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the fund: approximately 8,540 Class A shares and 89,295 Advisor Class shares, or less than 1% and 4.22%, respectively, of the total outstanding Class A and Advisor Class shares of the fund.

IV. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

V.   In  the  section   "The  Rule  12b-1   Plans,"   found  under  "The  Fund's
     Underwriter,"

     (a) the first sentence is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) the following paragraphs are added after the section "The Class I
     Plan":

     THE CLASS B PLAN. Under the Class B plan, the fund pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

     (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

VI.  Under "Miscellaneous Information,"

     (a) the fourth paragraph is replaced with the following:

     The fund offers four classes of shares: Franklin Equity Fund, Franklin Equity Fund Series, Franklin Equity Fund - Class A; Franklin Equity Fund, Franklin Equity Fund Series, Franklin Equity Fund - Class B; Franklin Equity Fund, Franklin Equity Fund Series, Franklin Equity Fund - Class C; and Franklin Equity Fund, Franklin Equity Fund Series, Franklin Equity Fund
     - Advisor Class.

     (b) and the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

     As of December 7, 1998, the principal shareholders of the fund, beneficial or of record, were as follows:

             NAME AND ADDRESS           SHARE AMOUNT        PERCENTAGE
------------------------------------------------------------------------
     ADVISOR CLASS

     FTTC Trust Services FBO              135,063.222          6.39%
     Martin Wiskemann IRA
     P.O. Box 5086
     San Mateo, CA 94402-0086

     FTTC TTEE for ValuSelect             262,647.473         12.42%
     Franklin Resources PSP
     Attn: Trading
     P.O. Box 2438
     Rancho Cordova, CA 95741-2438

     FT Fund Allocator                     467,093.686        22.09%
       Moderate Target Fund
     C/O Fund Accounting Department
     Attn: Kimberley Monasterio
     1810 Gateway 3rd Floor
     San Mateo, CA 94404-2470

     FT Fund Allocator                    936,917.652         44.32%
       Growth Target Fund
     C/O Fund Accounting Department
     Attn: Kimberley Monasterio
     1810 Gateway 3rd Floor
     San Mateo, CA 94404-2470

VII. In the "Useful Terms and Definitions" section, the definitions of "Class I, Class II and Advisor Class" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The fund offers four classes of shares, designated "Class A," "Class B," "Class C" and "Advisor Class." The four classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.

                 Please keep this supplement for future reference.



                             FRANKLIN EQUITY FUND
                              File Nos. 2-10103
                                   811-334

                                  FORM N-1A
                                    PART C
                              OTHER INFORMATION

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

      a) Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated June 30, 1998 as filed with the SEC on Form Type N-30D on August 20, 1998:

            (i)   Financial Highlights

            (ii)  Independent Auditor's Report

            (iii) Statement of Investments in Securities and Net Assets - June
                  30, 1998

            (iv)  Statement of Assets and Liabilities - June 30, 1998

            (v)   Statement of Operations - for the year ended June 30, 1998

            (vi) Statements of Changes in Net Assets - for the years ended June 30, 1998 and 1997

            (vii)Notes to Financial Statements

      b)    Exhibits:

The following exhibits are incorporated herein by reference, except, 6(ii), 8(v) and 11(i) which are attached.

      (1)   copies of the charter as now in effect;

            (i)   Articles of Incorporation dated August 28, 1984
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

            (ii)  Certificate of Amendment of Articles of
                  Incorporation dated March 17, 1995
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

            (iii) Certificate of Amendment of Articles of
                  Incorporation dated April 11, 1995
                  Filing: Post-Effective Amendment No. 84 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 1996

      (2) copies of the existing By-Laws or instruments corresponding thereto;

            (i)   By-Laws
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

            (ii)  Amendment to By-Laws dated September 29, 1987
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

            (iii) Amendment to By-Laws dated November 17, 1987
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

            (iv)  Amendment to By-Laws dated February 28, 1994
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

      (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) copies of all instruments defining the rights of the holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable

      (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i)   Management Agreement between Registrant and
                  Franklin Advisers, Inc. dated November 1, 1986
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

      (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

            (ii)  Forms of Dealer Agreement between
                  Franklin/Templeton Distributors, Inc. and
                  Securities Dealers

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8) copies of all custodian agreements and depository contracts

            (i)   Master Custody Agreement between Registrant and
                  Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 84 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 1996

            (ii) Amendment to Master Custody Agreement dated February 27, 1998 on behalf of all funds listed on Exhibit A
                  Filing: Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 24, 1998

            (iii) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New
                  York
                  Filing Post-Effective Amendment No. 86 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 1997

            (iv)  Terminal Link Agreement between Registrant and
                  Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 84 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 1996

            (v) Foreign Custody Manager Agreement between the Registrant and bank of New York dated July 30, 1998.

      (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            (i) Agreement of Merger between Franklin Equity Fund and Research Equity Fund, Inc. dated October 24, 1984
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

            (ii) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services Inc.
                  Filing: Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 24, 1998

      (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

            (i)   Opinion and Consent of Counsel
                  Filing: Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 24, 1998

      (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

            (i)   Consent of Independent Auditors

      (12)  all financial statements omitted from Item 23;

            Not Applicable

      (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            (i)   Letter of Understanding dated April 12, 1995
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            Not Applicable

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors,
                  Inc. effective May 1, 1994
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

            (ii)  Class II Distribution Plan pursuant to
                  Rule 12b-1, dated March 30, 1995
                  Filing: Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: April 21, 1995

            (iii) Form of Class B Distribution Plan pursuant to Rule 12b-1 dated October 16, 1998

      (16) schedule for computation of each performance quotation provided in the registration statement in response to
            Item 22 (which need not be audited).

            Not Applicable

      (17)  Power of Attorney

            (i)   Power of Attorney dated March 19, 1998
                  Filing: Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 24, 1998

            (ii)  Certificate of Secretary dated March 19, 1998
                  Filing: Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 24, 1998

      (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

            (i)   Form of Multiple Class Plan dated March 19, 1998

      (27) Financial Data Schedule

            Not applicable

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

            Not Applicable

ITEM 27  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, Management, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided by such By-Laws.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29 PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investors Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

a) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Fund's Annual Report to Shareholders and to furnish each person to whom a prospectus is delivered a copy of the Annual Report upon request and without charge.



                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 22nd day of December, 1998.


                                          FRANKLIN EQUITY FUND
                                          (Registrant)

                                          By:  CHARLES E. JOHNSON*
                                               Charles E. Johnson,
                                               President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                Principal Executive Officer
Charles E. Johnson                 and Director
                                   Dated:  December 22, 1998

MARTIN L. FLANAGAN*                Principal Financial Officer
Martin L. Flanagan                 Dated:  December 22, 1998

DIOMEDES LOO-TAM*                  Principal Accounting Officer
Diomedes Loo-Tam                   Dated:  December 22, 1998

FRANK H. ABBOTT III*               Director
Frank H. Abbott III                Dated:  December 22, 1998

HARRIS J. ASHTON*                  Director
Harris J. Ashton                   Dated:  December 22, 1998

S. JOSEPH FORTUNATO*               Director
S. Joseph Fortunato                Dated:  December 22, 1998

CHARLES B. JOHNSON*                Director
Charles B. Johnson                 Dated:  December 22, 1998

RUPERT H. JOHNSON, JR.*            Director
Rupert H. Johnson, Jr.             Dated:  December 22, 1998

FRANK W.T. LAHAYE*                 Director
Frank W.T. LaHaye                  Dated:  December 22, 1998

GORDON S. MACKLIN*                 Director
Gordon S. Macklin                  Dated:  December 22, 1998

R. MARTIN WISKEMANN*               Director
R. Martin Wiskemann                Dated:  December 22, 1998

*By Larry L. Greene
  Attorney-in-Fact
  (Pursuant to Power of Attorney previously filed)





                             FRANKLIN EQUITY FUND
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX


EXHIBIT NO.             DESCRIPTION                              LOCATION

EX-99.B 1(i)            Articles of Incorporation dated          *
                        August 28, 1984

EX-99.B1(ii)            Amendment to Articles of                 *
                        Incorporation dated March 17, 1995

EX-99.B1(iii)           Certificate of Amendment of Articles     *
                        of Incorporation dated April 11, 1995

EX-99.B2(i)             By-Laws                                  *

EX-99.B2(ii)            Amendment to By-Laws dated September     *
                        29, 1987

EX-99.B2(iii)           Amendment to By-Laws dated November      *
                        17, 1987

EX-99.B2(iv)            Amendment to By-Laws dated January       *
                        18, 1994

EX-99.B5(i)             Management Agreement between             *
                        Registrant and Franklin Advisers,
                        Inc.  dated November 1, 1986

EX-99.B6(i)             Amended and Restated dated April 23,     *
                        1995 Distribution Agreement between
                        Registrant and Franklin/Templeton
                        Distributors, Inc.

EX-99.B6(ii)            Forms of Dealer Agreements between       Attached
                        Franklin/Templeton Distributors, Inc.
                        and Securities Dealers

EX-99.B8(i)             Master Custody Agreement between         *
                        Registrant and Bank of New York dated
                        February 16, 1996

EX-99.B8(ii)            Amendment to Master Custody Agreement    *
                        dated February 27, 1998 on behalf of
                        all funds listed on Exhibit A

EX-99.B8(iii)           Amendment dated May 7, 1997 to the       *
                        Master Custody Agreement dated
                        February 16, 1996 between Registrant
                        and Bank of New York

EX-99.B8(iv)            Terminal Link Agreement between          *
                        Registrant and Bank of New York dated
                        February 16, 1996

EX-99.B8(v)             Foreign Custody Manager Agreement        Attached
                        between the Registrant and Bank of
                        New York dated July 30, 1998

EX-99.B9(i)             Agreement of Merger dated October 24,    *
                        1984

EX-99.B9(ii)            Subcontract for Fund Administrative      *
                        Services dated October 1, 1996 and
                        Amendment thereto dated April 30,
                        1998 between Franklin Advisers, Inc.
                        and Franklin Templeton Services Inc.

EX-99.B10(i)            Opinion and Consent of Counsel           *

EX-99.B11(i)            Consent of Independent Auditor           Attached

EX-99.B15(i)            Distribution Plan between Franklin       *
                        Equity Fund and Franklin/Templeton
                        Distributors, Inc. dated May 1, 1994

EX-99.B15(ii)           Class II Distribution Plan between       *
                        Franklin Equity Fund and
                        Franklin/Templeton Distributors, Inc.
                        dated March 30, 1995

EX-99.B15(iii)          Form of Class B Distribution Plan        Attached
                        pursuant to Rule 12b-1 dated
                        October 16, 1998

EX-99.B17(i)            Power of Attorney dated March 19, 1998   *

EX-99.B17(ii)           Certificate of Secretary March 19,       *
                        1998

EX-99.B18(i)            Form of Multiple Class Plan dated        Attached
                        March 19, 1998

*Incorporated by Reference